Discontinued Operations - Schedule of Statement of Operations - Discontinued Operations (Details) - USD ($)		3 Months Ended				6 Months Ended
	May 31, 2026	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025
Condensed Income Statements, Captions [Line Items]
Total revenue from discontinued operations		$ 754,705		$ 2,334,929		$ 2,035,597	$ 4,458,799
Cost of revenues		416,429		1,361,480		1,226,622	2,435,618
Compensation and related benefits		322,647		1,224,363		1,805,631	2,388,413
General and administrative		254,036		447,756		556,493	617,693
Interest expense		0		18,219		21,155	54,270
Other income, net		0		(10,295)		0	(10,295)
Gain on sale of discontinued operations	$ 4,168,878	(4,168,878)		0		(4,168,878)	0
Income (loss) from discontinued operations before provision for income taxes		3,930,471		(706,594)		2,594,574	(1,026,900)
Provision for income taxes		(2,756)		(2,756)		(3,335)	(2,756)
Net income/(loss) from discontinued operations		3,927,715	$ (1,336,476)	(709,350)	$ (320,306)	2,591,239	(1,029,656)
Subscription fees [Member]
Condensed Income Statements, Captions [Line Items]
Total revenue from discontinued operations		415,430		880,327		1,020,900	1,707,672
Professional services and other fees [Member]
Condensed Income Statements, Captions [Line Items]
Total revenue from discontinued operations		280,661		1,024,478		887,406	1,921,157
Technical engineering fees [Member]
Condensed Income Statements, Captions [Line Items]
Total revenue from discontinued operations		$ 58,614		$ 430,124		$ 127,291	$ 829,970